BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 10-BENEFIT PLANS

a.           Defined Contribution Plan

The Bank maintains a 401(k) profit-sharing plan for eligible employees. Participants may contribute up to 15% of pretax eligible compensation. The Bank makes matching discretionary contributions equal to 75% of the initial $1,000 deferral. Matching contributions to the 401(k) plan totaled $78,000 and $72,000 in 2011 and 2010, respectively.

b.           Defined Benefit Plan

The Bank has a non-contributory defined benefit pension plan covering substantially all full-time employees meeting certain eligibility requirements. The benefits are based on each employee's years of service and an average earnings formula. An employee becomes fully vested upon completion of five years of qualifying service. It is the policy of the Bank to fund the maximum amount allowable under the individual aggregate cost method to the extent deductible under existing federal income tax regulations.

The following tables set forth the projected benefit obligation, the fair value of assets of the plan and funded status of the defined benefit pension plan as reflected in the consolidated balance sheets:

	December 31,
	2011	2010
	(in thousands)
Reconciliation of projected benefit obligation
Benefit obligation at beginning of year	$5,837	$4,938
Service cost	565	553
Interest cost	328	296
Actuarial loss	1,411	202
Amendments	-	33
Benefits paid	(96)	(185)
Benefits obligation at end of year	$8,045	$5,837

Reconciliation of fair value of assets
Fair value of plan assets at beginning of year	$7,761	$6,756
Actual return on plan assets	(145)	747
Employer contribution	486	443
Benefits paid	(96)	(185)
Fair value of plan assets at end of year	$8,006	$7,761
Funded status at end of year	$(39)	$1,924

    The accumulated benefit obligation at December 31, 2011 and 2010 was $6.9 million and $5.0 million, respectively.

    Employer contributions and benefits paid in the above table include only those amounts contributed directly to, or paid directly from, plan assets. The expected employer contribution for 2012 is $200,000.

    The following table sets forth the amounts recognized in accumulated other comprehensive income for the years ended:

	At December 31,
	2011	2010
	(in thousands)

Net loss	$(4,372)	$(2,310)
Prior service cost	(28)	(31)
Total	$(4,400)	$(2,341)

The net (loss) gain recognized in accumulated other comprehensive income as an adjustment to the funded status of the plan was $(2.1) million and $0.1 million at December 31, 2011 and 2010, respectively. During 2012, the amounts expected to be amortized from accumulated other comprehensive income is $285,000 of net actuarial loss and prior service cost.

	At December 31,
	2011	2010

Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.50%	5.75%
Rate of compensation increase	4.00%	4.00%

	For the year ended December 31,
	2011	2010
	(in thousands)
Components of net periodic benefit cost
Service cost	$565	$553
Interest cost	328	296
Expected return on plan assets	(619)	(545)
Amortization of prior service cost	2	3
Recognized net actuarial loss	115	147
Net periodic benefit cost	$391	$454

	For the year ended December 31,
	2011	2010

Weighted-average assumptions used to determine net benefit costs:
Discount rate	5.75%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	4.00%	4.00%

The long-term expected rate of return used for the plan year 2011 was determined by analyzing average rates of return over a number of prior periods on the assets in which the plan is currently invested.

Estimated future benefits payments are as follows:

Year ending December 31,	Amount
(in thousands)
2012	$107
2013	123
2014	205
2015	229
2016	265
2017-2021	1,622

The financial statements of the Company's defined benefit pension plan are prepared in conformity with US GAAP. Investments of the plan are stated at fair value. Purchase and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Fair value of plan assets is determined using the fair value hierarchy discussed in Note 16-Fair Value Measurements. The fair value hierarchy requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and provides three levels of inputs that may be used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
	(in thousands)
Assets
Collective investment trust funds	$-	$8,006	$-	$8,006
Total Plan assets at fair value	$-	$8,006	$-	$8,006

The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2010:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets
Collective investment trust funds	$-	$7,761	$-	$7,761
Total Plan assets at fair value	$-	$7,761	$-	$7,761

Collective investment trust funds are valued by the trustee. The trustee follows written procedures for establishing unit values on a periodic basis which incorporate observable market data; however the collective investment trust fund itself is not traded on an established market and therefore is categorized as a Level 2 hierarchy.

The plan's weighted-average asset allocations by asset category are as follows:

	Percentage of plan assets at December 31,
	2011	2010
Asset Category
Mutual funds	100.00%	96.10%
Money funds	-%	3.90%
Total	100.00%	100.00%

Trustees of the plan are responsible for defining and implementing the investment objectives and policies for the plan's assets. Assets are invested in accordance with sound investment practices that emphasize long-term investment fundamentals that closely match the demographics of the plan's participants. The plan's goal is to earn long-term returns that match or exceed the benefit obligations of the plan, giving consideration to the timing of expected future benefit payments, through a well-diversified portfolio structure. The plan's return objectives and risk parameters are managed through a diversified mix of assets. The asset mix and investment strategy are reviewed on a quarterly basis and rebalanced when necessary.

c.           ESOP

The Company has an internally leveraged ESOP for eligible employees who have completed six months of service with the Company or its subsidiaries. The ESOP borrowed $4.2 million from the Company in 1996 to purchase 423,200 newly issued shares of common stock. Any dividends received by the ESOP will be used to pay debt service. The Company makes discretionary contributions to the ESOP in order to service the ESOP's debt if necessary. The ESOP shares are pledged as collateral for its debt. As the debt is repaid, shares are released from collateral based on the proportion of debt service paid in the year and allocated to qualifying employees. The Company reports compensation expense in the amount equal to the fair value of shares allocated from the ESOP to employees less dividends received on the allocated shares in the plan used for debt service. The allocated shares are included in outstanding shares for earnings per share computations. ESOP compensation expense included in stock-based compensation totaled $222,000 and $193,000 for the years ended December 31, 2011 and 2010, respectively.

	At December 31,
	2011	2010

Allocated shares	177,000	192,000
Unreleased shares	115,000	128,000
Total ESOP shares	292,000	320,000
Fair value of unreleased shares (in thousands)	$2,615	$2,713

d.           Stock-Based Compensation Plans

A summary of the status of the Company's stock option plans as of December 31, 2011 and 2010, and changes for each of the years in the periods then ended is as follows:

	2011		2010
	Number of shares	Weighted average exercise price per share	Number of shares	Weighted average exercise price per share

Outstanding at beginning of year	126,257	$24.04	285,228	$24.98
Options granted	-	-	-	-
Options exercised	(10,916)	19.33	(15,614)	13.24
Options forfeited	(3,370)	26.10	(7,466)	26.56
Options expired	(2,206)	25.44	(135,891)	27.11
Outstanding at end of year	109,765	24.41	126,257	24.04
Options exercisable	92,328	$25.31	98,149	$25.19

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options outstanding			Options excercisable
Range of exercise prices	Number	Weighted average remaining contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
$19.67 - 28.42	92,485	2.72	$22.90	75,048	$23.65
$28.43 - 32.51	17,280	1.96	$32.51	17,280	$32.51
	109,765	2.60	$24.41	92,328	$25.31

The following table reflects information on the aggregate intrinsic value of options as well as cash receipts from option exercises:

	For the years ended December 31,
	2011	2010
	(in thousands)
Aggregate intrinsic value of
Options outstanding	$133	$90
Options exercisable	$80	$49
Options exercised	$30	$88
Cash receipts	$211	$207

The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last trading day of the year and the exercise price, multiplied by the number of exercisable in-the-money options). The Company has a policy of issuing shares from treasury to satisfy share option exercises.

Stock-based compensation expense related to stock options resulted in a tax benefit of $11,000 and $18,000, for the year ended December 31, 2011 and 2010, respectively. There was $49,000 and $82,000 of total unrecognized compensation cost, net of estimated forfeitures, related to non-vested options under the stock option plans at December 31, 2011 and 2010, respectively. That cost is expected to be recognized over a weighted average period of 16 months and 21 months at December 31, 2011 and 2010, respectively.

The following table provides information regarding the Company's stock-based compensation expense:

	For the years ended December 31,
	2011	2010
	(in thousands)
Stock-based compensation expense
Director fees	$69	$-
Stock grant expense	13	16
Stock option expense	32	52
Total stock-based compensation expense	$114	$68

The table below summarizes the changes in non-vested restricted stock for the years ended:

	2011		2010
	Number of shares	Weighted average grant price per share	Number of shares	Weighted average grant price per share

Total non-vested restricted stock grants at January 1	700	$19.67	1,401	$19.67
Restricted stock grant	-	-	-	-
Vesting of restricted stock	(700)	19.67	(701)	19.67
Forfeitures of restricted stock	-	-	-	-
Total non-vested restricted stock grants at December 31	-	$19.67	700	$19.67